Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2023
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability
Reconciliation of the streaming contract liability:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	687	1 091
Finance costs related to significant financing component	41	67
Non-cash consideration for delivery of gold ounces (included in Revenue)	(338)	(471)
Balance at end of year	390	687
Current portion of streaming contract liability	285	309
Non-current portion of streaming contract liability	105	378